Sundry provisions	12 Months Ended
Dec. 31, 2024
Sundry Provisions
Sundry provisions

21 Sundry provisions

	2024	2023
Leniency agreements	636	1,016
Provision for environmental damages	1,042	928
Provision for customers rebates	201	161
Other	92	120
Total	1,971	2,225

Current liabilities	619	1,282
Non-current liabilities	1,352	943
Total	1,971	2,225

(a) Leniency agreement

In the context of allegations of undue payments in connection with Operation Car Wash in Brazil, the Company hired external experts in investigation to conduct an independent investigation into such allegations (“Investigation”) and to report their findings.

In December 2016, the Company entered into Leniency Agreements with the Federal Prosecution Office (Ministério Público Federal, hereinafter “MPF Agreement”) and with U.S. and Swiss authorities (“Global Settlement”), in the amount of R$ 3.1 billion (US$957, at the time), which were duly ratified. Further, the Company engaged in a process of cooperation and negotiation with the Ministry of Transparency and the Office of The Federal Controller General (Controladoria-Geral da União, hereinafter “CGU”) and the Office of the Attorney General (Advocacia-Geral da União, hereinafter “AGU”), which culminated in the execution of the leniency agreement with such authorities on May 31, 2019 (“CGU/AGU Agreement” and, jointly with the Global Settlement, “Agreements”), which addresses the same facts that are the subject of the Global Settlement and provides for an additional disbursement of R$ 410 due to the calculations and parameters adopted by CGU/AGU. In addition, in 2019, the State Prosecution Office of Bahia and the State Prosecution Office Rio Grande do Sul adhered to the MPF Agreement. Therefore, no additional payments are expected to be made by the Company. Since 2016, The Company has paid R$ 3,405, distributed as shown below:

	AGU
Agreements signed with:	CGU and MPF	DoJ (i)	OAG (i)	MPF	SEC (i)	Total
Amounts paid	1,213	297	407	1,282	206	3,405

(i)	U.S. Department of Justice (“DoJ”); Swiss Office of the Attorney General (“OAG”) and U.S. Securities Exchange Commission (“SEC”).

In August 2023, the Company was notified by CGU about the end of the monitoring period of the Company’s integrity program, and also presented the closing of the monitorship.

In February 2024, a decision was rendered by the Federal Supreme Court, within the scope of the Action against the Violation of a Constitutional Fundamental Right (“ADPF”) No. 1051, determining the renegotiation of leniency agreements. On December 19, 2024, the Company entered into an Amendment to the Leniency Agreement to adjust the payment schedule and other obligations and conditions, as outlined below:

(i)	2025: R$ 35
(ii)	2026: R$ 35
(iii)	2027: R$ 55
(iv)	2028, 2029 and 2030: installments of R$ 158 each.

The CGU/AGU Amendment will be submitted for approval by the Federal Supreme Court (STF), in the ADPF records.

As a result from the renegotiation the Company has written-off an amount of R$ 112 from the provision.

On December 31, 2024, the balance is R$ 636, with R$ 85 recorded under current liabilities and R$ 551 under non-current liabilities.

(b)	Provision for environmental damages

The provision for environmental damages is estimated based on current legal and constructive obligations, technology, price levels and expected remediation plans.

Realized costs and cash outflows may differ from current estimates due to the changes in laws and regulations, public expectations, prices, new findings by the ongoing studies and analysis of local conditions and changes in remediation technologies.

The time and value of future expenses related to environmental liabilities are reviewed annually, as well as the interest rate used for discounting them to present value.

The Company operates in several countries and is subject to different environmental laws and regulations inherent to the operations and activities areas. Remediation expenses have been incurred over several years due to their complexity and extension. New information on websites, new technologies or future developments, such as involvement in investigations by regulatory agencies, may require that the Company reevaluate its potential exposure related to environmental matters.

The provision is recorded based on the areas in which remediation actions will be necessary. Due to the high complexity in identifying potential environmental impacts, alternative solutions and recovery costs estimations, these estimates can only be made with reasonable assurance after the completion of all phases of the process to identify and investigate environmental liabilities, which are in accordance with the phases and protocols established by environmental agencies.

The Company monitors the areas under study to capture any new facts and changes in circumstances that change the prognosis of actions to be adopted and consequently affect the estimation of provision for environmental remediations.

As of December 31, 2024, the amount recorded in current liabilities is R$ 287 (2023: R$ 99) and in non-current liabilities is R$ 755 (2023: R$ 829).

(c)	Rebates

Certain sales agreements entered by the Company provide product rebates if certain sales volumes are achieved within the year, six-month period or three-month period, depending on the terms of each agreement. The rebate is recognized monthly as an accrual, reducing net revenue, based on the assumption that the minimum contractual amount will be met.

(d)	Changes in provisions

		Recovery of
	Leniency	environmental
	agreements	damages	Rebate	Other	Total

At December 31, 2022	903	1,120	127	130	2,280

Additions, monetary adjustments and exchange variation	113	108	155	8	384
Write-offs through usage and payments	-	(300)	(121)	(18)	(439)

At December 31, 2023	1,016	928	161	120	2,225

Additions, monetary adjustments and exchange variation	1	360	217	19	597
Write-off due to sale of investments in subsidiaries	-	(41)	-	-	(41)
Write-offs through usage and payments	(269)	(205)	(177)	(47)	(698)
Write-offs through negotiation	(112)				(112)

At December 31, 2024	636	1,042	201	92	1,971